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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Diversified Bond Fund, for the year ended November 30, 2005. This one series has a November 30 fiscal year end.

Date of reporting period: November 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Diversified Bond Fund

Evergreen

DIVERSIFIED BOND FUND

Annual Report
as of November 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
35	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
January 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Diversified Bond Fund, which covers the twelve-month period ended November 30, 2005.

The fixed income markets were faced with a variety of challenges over the past twelve months. U.S. Gross Domestic Product (GDP) growth moderated from the rampant pace associated with recovery to the more normalized pace of economic expansion. Despite this trend, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. Also, higher energy prices and the prospect of increased government spending helped renew inflation fears. And if all that wasn’t enough, hurricanes and credit downgrades in the auto sector combined to further increase the uncertainty in the financial markets. Throughout it all, the portfolio managers of the Fund focused their efforts on protecting principal and maximizing income potential.

The investment period began with a trend for a more moderate pace of growth in the U.S. economy. Yet despite this trend in GDP, the Fed continued its “measured removal of policy accommodation,” raising the target for the federal funds rate by 1/4 point at each monetary policy meeting over the past year. Throughout this paradox of moderating economic growth and tighter monetary policy, Evergreen’s Investment Strategy Committee maintained its belief that the economy had simply experienced a normal transition in the economic cycle, from recovery to expansion. A consequence of this change, though,

LETTER TO SHAREHOLDERS continued

was a variety of mixed economic data and as a result, market interest rates fluctuated on seemingly every economic release. Historically, the maturation of the economic cycle had experienced similarly erratic behavior, and since the Fed had been accommodative for such an extended period, we believed that monetary policy was on the path of less stimulation, rather than more restriction, for the U.S. economy.

Despite the surge in energy prices immediately after the hurricanes, long-term bond yields remained low, intensifying debate as to the yield curve’s message. Some felt that long-term inflation was under control, while others believed the flat yield curve signaled the end of the expansion. Considering our forecasts for moderating global growth, mild wage growth and solid domestic productivity, we concluded that long-term pricing pressures were insufficient to halt the economic expansion. In addition, it was our opinion that excess global savings and increased demand from under-funded pensions likely pushed prices higher for the 10-year Treasury, helping to drive market interest rates lower.

This proved to be a challenging development for our fixed income analysts, as market yields for longer-dated maturities began to climb, and spreads widened between high grade and lower-rated bonds. Many companies had also begun shareholder-friendly activities, including share buybacks and dividend increases, pressuring prices for many corporate issues. In addition, growing leveraged buyout activity and the credit downgrades in the auto sector cast a major cloud over the corporate bond market. Yet the portfolio managers of the Fund helped the portfolio with their allocation mix between investment grade and high yield bonds. While income potential increased, credit quality improved, and as the period progressed, the managers became increasingly defensive.

LETTER TO SHAREHOLDERS continued

As always, we continue to encourage investors to maintain their fixed income allocations within their long-term portfolios, including exposure to the Fund.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE
as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Richard M. Cryan

• Douglas Williams, CFA

• David K. Fowley, CFA

• Noel McElreath, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972
	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

Average annual return*

1-year with sales charge	-2.23%	-2.52%	1.31%	N/A

1-year w/o sales charge	2.65%	2.27%	2.27%	2.82%

5-year	6.13%	6.79%	7.09%	7.21%

10-year	5.66%	6.14%	6.14%	6.19%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor fund, Vestaur Securities Fund.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B), the LBCBI/MLHYCPBB-B Blend Index and the Consumer Price Index (CPI).

The LBCBI, MLHYCPBB-B and the LBCBI/MLHYCPBB-B Blend Index are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.65%* for the twelve-month period ended November 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Corporate Bond Index returned 2.04%, the Merrill Lynch High Yield, Cash Pay, BB-B Index† returned 3.68% and the LBCBI/MLHYCPBB-B Blend Index returned 2.38% .

The fund seeks maximum income without undue risk of principal.

The fund performed well during a challenging period for bond investing, as interest rates on longer maturity securities began moving up and the yield differences between higher-rated and lower-rated bonds began to widen. In May 2005, following a fund merger, we raised our target allocation to higher-yielding, lower-rated bonds from approximately 7% of fund assets to approximately 20% of assets. The remaining 80% of assets stayed in high-grade securities, predominately corporate bonds. This generally helped performance, as the high-yield bond market maintained a performance edge over investment-grade bonds. However, the fund followed a conservative approach to high-yield investing and avoided the more volatile areas in the high-yield market, including longer-maturity, high-yield bonds and emerging market debt.

Within the fund’s high-grade portfolio allocation, we saw more opportunities in the lower-rated areas of our investment universe, emphasizing BBB-rated corporate bonds for much of the period. We did, however, become more defensive and raised the overall credit quality of the portfolio as the period progressed. We maintained a relatively defensive posture to guard against the negative price impacts of rising interest rates. Portfolio duration for most of the period was in the range of 4.9 to 5 years. In addition, as pressure on interest rates began building, we reduced our exposure to interest-rate sensitive industries. We favored bonds of higher quality, large-cap companies with more diversified businesses. We also reduced our exposure to the troubled automotive industry. Within the high-yield, or below-investment-grade portion of the portfolio, we focused on the upper credit quality tiers, BB- and B-rated bonds, avoiding any bonds rated CCC or lower. No bonds in the fund’s portfolio defaulted on their payments. We tended to take advantage of opportunities among higher-coupon bonds and tried to retain investments in bonds with good income flows for as long as possible.

Strong results from several tactical moves, including our investments in the insurance industry and in the subordinated debt of several higher-quality corporate issuers helped the high-grade portfolio perform well. In general, our defensive positioning to guard against the threat of rising interest rates helped performance. Among those positions that added to results were the fund’s positions in two non-U.S dollar, investment-grade credits, Mexican peso bonds and South African rand bonds. Holding back results, however, was the fund’s position in bonds of food and drug retailer Albertson’s and of check printing company Deluxe. We sold Albertson’s, but maintained a position in Deluxe bonds, which recovered some of their value later in the period.

Within our high-yield portfolio, the best performer was the fund’s position in bonds of Stratus Technologies, which rose in value as the company introduced new fault-tolerant computer services. We took profits and sold the holding. The fund’s positions in bonds of several energy-related companies performed well, led by the excellent results from bonds of Hanover Compressor, which produces compressors used in natural gas pipelines. Disappointments included securities issued by Millar Western, a forest products company hurt by rising commodity prices, and drug retailer Jean Coutu, which experienced difficulties integrating its acquisitions of stores in the Eckerd’s and Brooks chains. We sold both these positions.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders. High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

* Performance prior to the inception of Class A on 5/20/2005 is based on the performance of the fund’s predecessor fund, Vestaur Securities Fund.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of November 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2005	11/30/2005	Period*

Actual
Class A	$ 1,000.00	$998.13	$ 4.86
Class B	$ 1,000.00	$994.64	$ 8.35
Class C	$ 1,000.00	$994.64	$ 8.35
Class I	$ 1,000.00	$999.63	$ 3.36
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.21	$ 4.91
Class B	$ 1,000.00	$ 1,016.70	$ 8.44
Class C	$ 1,000.00	$ 1,016.70	$ 8.44
Class I	$ 1,000.00	$ 1,021.71	$ 3.40

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
Year Ended
November 30,
CLASS A	2005[1,2]

Net asset value, beginning of period	$14.83

Income from investment operations
Net investment income (loss)	0.41[3]
Net realized and unrealized gains or losses on investments	(0.28)

Total from investment operations	0.13

Distributions to shareholders from
Net investment income	(0.43)

Net asset value, end of period	$14.53

Total return[4]	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.15%[5]
Net investment income (loss)	5.28%[5]
Portfolio turnover rate	55%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class A shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
Year Ended
November 30,
CLASS B	2005[1,2]

Net asset value, beginning of period	$14.83

Income from investment operations
Net investment income (loss)	0.36[3]
Net realized and unrealized gains or losses on investments	(0.28)

Total from investment operations	0.08

Distributions to shareholders from
Net investment income	(0.38)

Net asset value, end of period	$14.53

Total return[4]	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.85%[5]
Net investment income (loss)	4.58%[5]
Portfolio turnover rate	55%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class B shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
Year Ended
November 30,
CLASS C	2005[1,2]

Net asset value, beginning of period	$14.83

Income from investment operations
Net investment income (loss)	0.36[3]
Net realized and unrealized gains or losses on investments	(0.28)

Total from investment operations	0.08

Distributions to shareholders from
Net investment income	(0.38)

Net asset value, end of period	$14.53

Total return[4]	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.85%[5]
Net investment income (loss)	4.58%[5]
Portfolio turnover rate	55%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended November 30,

CLASS I	2005[1]	2004[1]	2003[1]	2002[1,2]	2001[1]

Net asset value, beginning of period	$ 15.14	$ 15.14	$14.27	$ 14.88	$ 14.50

Income from investment operations
Net investment income (loss)	0.79[3]	0.93	0.95	1.00	1.10
Net realized and unrealized gains or losses on investments	(0.41)	0.02	0.91	(0.56)	0.39

Total from investment operations	0.38	0.95	1.86	0.44	1.49

Distributions to shareholders from
Net investment income	(0.86)	(0.95)	(0.99)	(1.05)	(1.11)
Tax basis return of capital	(0.13)[4]	0	0	0	0

Total distributions to shareholders	(0.99)	(0.95)	(0.99)	(1.05)	(1.11)

Net asset value, end of period	$ 14.53	$ 15.14	$15.14	$ 14.27	$ 14.88

Total return	2.82%	6.47%	13.43%	3.06%	10.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,893	$97,235	$97,277	$91,666	$94,577
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%	0.94%	0.91%	1.01%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.97%	0.94%	1.01%	0.98%
Net investment income (loss)	5.50%	6.10%	6.43%	6.96%	7.43%
Portfolio turnover rate	55%	23%	45%	40%	63%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction. Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

2 As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and, Companies Accounting Guide, Audits of Investment and began amortizing premium and accreting discount on its fixed-income securities. The effects of this change for the year ended November 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease in the ratio of net investment income to average net assets of 0.25%. The above per sha re information, ratios and supplemental data for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Return of capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2005	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 1.5%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (h) (cost $5,250,245)	$ 5,245,000	$5,250,245

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.3%
FIXED-RATE 0.3%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	31,369	32,667
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	486,705	510,859
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	333,371	349,186

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $917,163)		892,712

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FIXED-RATE 0.5%
FHLMC:
6.00%, 01/01/2032	9,781	9,865
6.50%, 09/25/2043	208,450	213,075
7.50%, 09/01/2013 - 08/25/2042	311,089	322,863
9.00%, 12/01/2016	242,243	261,042
9.50%, 12/01/2022	34,517	37,823
FNMA:
9.00%, 02/01/2025 - 09/01/2030	281,653	307,947
10.00%, 09/01/2010 - 04/01/2021	198,222	219,434
GNMA:
8.00%, 03/15/2022 - 08/15/2024	119,971	128,338
8.25%, 05/15/2020	90,745	97,871
8.50%, 09/15/2024 - 01/15/2027	89,004	96,849
9.00%, 12/15/2019	64,309	70,112
9.50%, 09/15/2019	30,798	34,069
10.00%, 01/15/2019 - 03/15/2020	58,907	65,819

Total Agency Mortgage-Backed Pass Through Securities
(cost $1,819,774)		1,865,107

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	509,034	536,333
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	174,500	180,221

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $733,336)		716,554

ASSET-BACKED SECURITIES 2.7%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%,
02/25/2018	162,635	162,194
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	606,173	610,820
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 5.60%, 05/24/2035
144A	3,442,036	3,442,036
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,152,489	1,164,039

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	$ 2,500,000	$2,649,837
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.75%, 01/25/2035 144A	1,000,000	1,021,780

Total Asset-Backed Securities (cost $9,117,620)		9,050,706

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.6%
FIXED-RATE 3.8%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,326,657
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C,
6.63%, 04/15/2033	5,000,000	5,301,755
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.975%, 09/15/2034	4,000,000	4,325,445

		12,953,857

FLOATING-RATE 0.8%
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.25%, 08/25/2028	2,784,000	2,794,108

Total Commercial Mortgage-Backed Securities (cost $16,210,459)		15,747,965

CORPORATE BONDS 70.1%
CONSUMER DISCRETIONARY 10.5%
Auto Components 0.1%
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014	500,000	400,630

Automobiles 0.3%
DaimlerChrysler AG, 7.45%, 03/01/2027	939,000	994,354

Diversified Consumer Services 0.4%
Alderwoods Group, Inc., 7.75%, 09/15/2012	300,000	312,750
Service Corporation International:
7.00%, 06/15/2017 144A	775,000	770,156
7.70%, 04/15/2009	250,000	264,375

		1,347,281

Hotels, Restaurants & Leisure 2.6%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	213,500
Chumash Casino & Resort Enterprise, FRN, 9.52%, 07/15/2010 144A	425,000	453,688
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	557,375
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	700,000	686,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	785,000	759,487
McDonald’s Corp., 7.31%, 09/15/2027	4,200,000	4,322,779
MGM MIRAGE, Inc., 5.875%, 02/27/2014	700,000	666,750
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	203,750
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 05/01/2007	200,000	206,250
Station Casinos, Inc., 6.50%, 02/01/2014	400,000	404,000
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	258,750
Vail Resorts, Inc., 6.75%, 02/15/2014	80,000	80,300

		8,812,629

Household Durables 0.7%
Centex Corp., 7.875%, 02/01/2011	500,000	547,311
Hovnanian Enterprises, Inc.:
6.50%, 01/15/2014	750,000	704,481
10.50%, 10/01/2007	250,000	270,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Meritage Homes Corp., 6.25%, 03/15/2015	$275,000	$250,250
WCI Communities, Inc., 9.125%, 05/01/2012	595,000	595,000

		2,367,042

Media 5.2%
Cox Communications, Inc., 7.875%, 08/15/2009	4,000,000	4,307,816
CSC Holdings, Inc., 7.625%, 04/01/2011	700,000	700,000
Dex Media West, LLC, 5.875%, 11/15/2011	950,000	958,312
Emmis Communications Corp., 6.875%, 05/15/2012	750,000	743,437
LIN TV Corp., 6.50%, 05/15/2013	850,000	818,125
Mediacom Communications Corp., 9.50%, 01/15/2013	550,000	543,125
MediaNews Group, Inc., 6.375%, 04/01/2014	425,000	400,563
News America Holdings, Inc., 9.50%, 07/15/2024	4,000,000	5,219,828
R.H. Donnelley Corp., 10.875%, 12/15/2012	575,000	654,063
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,231,927

		17,577,196

Multi-line Retail 0.3%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	900,000	949,189

Specialty Retail 0.7%
Central Garden & Pet Co., 9.125%, 02/01/2013	650,000	687,375
Group 1 Automotive, Inc., 8.25%, 08/15/2013	95,000	89,775
Payless ShoeSource, Inc., 8.25%, 08/01/2013	750,000	783,750
United Auto Group, Inc., 9.625%, 03/15/2012	750,000	780,000

		2,340,900

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	256,250
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	299,063

		555,313

CONSUMER STAPLES 2.3%
Beverages 0.3%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	581,456
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	531,250

		1,112,706

Food & Staples Retailing 1.4%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	740,000	758,500
Ingles Markets, Inc., 8.875%, 12/01/2011	750,000	761,250
Rite Aid Corp., 8.125%, 05/01/2010	775,000	778,875
Safeway, Inc., 7.25%, 02/01/2031	2,000,000	2,076,664
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	363,349

		4,738,638

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	$ 450,000	$459,000
Dean Foods Co., 6.625%, 05/15/2009	750,000	765,000
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	500,000	480,000
8.625%, 12/15/2012	19,000	20,045

		1,724,045

Household Products 0.1%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	450,000	445,500

ENERGY 5.9%
Energy Equipment & Services 0.8%
Dresser, Inc., 9.375%, 04/15/2011	1,075,000	1,136,812
Hanover Compressor Co., 9.00%, 06/01/2014	105,000	114,450
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	450,000	445,500
Offshore Logistics, Inc., 6.125%, 06/15/2013	700,000	651,000
Parker Drilling Co., 9.625%, 10/01/2013	145,000	162,763
SESI, LLC, 8.875%, 05/15/2011	250,000	261,250

		2,771,775

Oil, Gas & Consumable Fuels 5.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	635,000	641,350
Exco Resources, Inc., 7.25%, 01/15/2011	605,000	615,588
Ferrellgas Partners, LP, 6.75%, 05/01/2014	160,000	150,800
Forest Oil Corp., 7.75%, 05/01/2014	175,000	183,750
Frontier Oil Corp., 6.625%, 10/01/2011	100,000	102,000
New Grade Energy, Inc., 10.05%, 08/31/2007	3,398,593	3,570,867
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,938,237
Peabody Energy Corp., 6.875%, 03/15/2013	750,000	778,125
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,747,875
Plains All American Pipeline, LP, 7.75%, 10/15/2012	4,000,000	4,515,824
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	431,000
Sunoco, Inc., 9.00%, 11/01/2024	500,000	676,908
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	102,750
Tesoro Corp., 6.625%, 11/01/2015 144A	350,000	354,375
Williams Cos., 7.125%, 09/01/2011	650,000	674,375

		17,483,824

FINANCIALS 31.6%
Capital Markets 2.6%
Allied Capital Corp., 6.15%, 10/13/2010 (h)	4,000,000	3,930,240
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,100,000	1,125,880
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,733,695

		8,789,815

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 5.6%
BankAmerica Capital II, 8.00%, 12/15/2026	$ 1,000,000	$1,064,177
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	286,909
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	3,500,000	4,199,234
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,440,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,599,297
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	499,492
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	536,318
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	968,658
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,477,069
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,117,085

		19,188,239

Consumer Finance 7.3%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	519,389
Ford Motor Credit Co.:
6.50%, 01/25/2007	2,000,000	1,942,550
7.375%, 10/28/2009	2,000,000	1,839,972
General Motors Acceptance Corp., 6.875%, 09/15/2011	500,000	452,284
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,121,664
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,727,480
International Lease Finance Corp., 5.00%, 04/15/2010	3,000,000	2,974,629
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,866,795
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,289,280
Sprint Capital Corp.:
6.875%, 11/15/2028	500,000	538,623
8.75%, 03/15/2032	3,500,000	4,601,026

		24,873,692

Diversified Financial Services 5.7%
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,063,760
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	184,217
Hutchison Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	3,000,000	3,382,728
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	556,126
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	400,000	442,200
8.625%, 02/01/2022	2,000,000	2,445,000
9.25%, 03/30/2018 144A	600,000	765,000
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	5,000,000	6,305,790
Zurich Regcaps Funding Trust V, 8.38%, 06/01/2037 144A	4,000,000	4,323,488

		19,468,309

Insurance 4.9%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	575,000	603,750
Fund American Companies, Inc., 5.875%, 05/15/2013	2,250,000	2,257,841
Markel Corp., 7.35%, 08/15/2034	4,000,000	4,235,000
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	534,437

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance continued
North Front Passthru Trust, 5.81%, 12/15/2024 144A	$ 4,500,000	$4,480,254
RLI Corp., 5.95%, 01/15/2014	4,500,000	4,452,345

		16,563,627

Real Estate 3.9%
CarrAmerica Realty Corp., REIT, 7.125%, 01/15/2012	500,000	537,293
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010	130,000	142,350
Colonial Realty, Ltd., REIT, 6.25%, 06/15/2014	500,000	510,613
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	4,000,000	4,062,712
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	675,000	703,687
HRPT Properties Trust, REIT, 6.40%, 02/15/2015	500,000	523,854
iStar Financial, Inc., REIT, 5.15%, 03/01/2012	2,500,000	2,403,722
La Quinta Properties, Inc, 7.00%, 08/15/2012	275,000	294,938
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	55,000	55,688
Pan Pacific Retail Properties, Inc., REIT, 7.95%, 04/15/2011	3,250,000	3,625,908
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	425,000	419,688

		13,280,453

Thrifts & Mortgage Finance 1.6%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	548,865
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,822,424
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	918,217

		5,289,506

HEALTH CARE 1.1%
Health Care Providers & Services 1.1%
CIGNA Corp., 8.30%, 01/15/2033	500,000	632,047
Coventry Health Care, Inc., 6.125%, 01/15/2015	600,000	611,250
Extendicare Health Services, Inc.:
6.875%, 05/01/2014	725,000	699,625
9.50%, 07/01/2010	250,000	266,250
HCA, Inc., 6.375%, 01/15/2015	950,000	948,655
Omnicare, Inc., 6.125%, 06/01/2013	125,000	120,313
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	452,250

		3,730,390

INDUSTRIALS 6.4%
Aerospace & Defense 0.4%
Aviall, Inc., 7.625%, 07/01/2011	155,000	160,425
DRS Technologies, Inc., 6.875%, 11/01/2013	700,000	668,500
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	558,825

		1,387,750

Air Freight & Logistics 0.7%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,229,316

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Airlines 0.5%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	$781,821	$776,835
Northwest Airlines Corp., 6.84%, 10/01/2012	850,000	820,811

		1,597,646

Commercial Services & Supplies 2.8%
Adesa, Inc., 7.625%, 06/15/2012	200,000	200,000
Allied Waste Industries, Inc., 6.375%, 04/15/2011	900,000	888,750
Corrections Corporation of America, 6.25%, 03/15/2013	550,000	551,375
Deluxe Corp.:
5.00%, 12/15/2012	2,000,000	1,661,706
5.125%, 10/01/2014	1,000,000	824,557
Geo Group, Inc., 8.25%, 07/15/2013	450,000	442,125
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	275,000
NationsRent Companies, Inc., 9.50%, 10/15/2010	775,000	850,562
Oakmont Asset Trust, 4.51%, 12/22/2008 144A	4,000,000	3,908,948

		9,603,023

Machinery 0.5%
Case New Holland, Inc., 9.25%, 08/01/2011	500,000	532,500
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	207,000
Navistar International Corp., 6.25%, 03/01/2012	450,000	407,250
Toro Co., 7.80%, 06/15/2027	500,000	576,348

		1,723,098

Road & Rail 0.4%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	850,000	871,250
Union Pacific Corp., 6.625%, 02/01/2029	500,000	556,261

		1,427,511

Trading Companies & Distributors 1.1%
Hughes Supply, Inc., 5.50%, 10/15/2014	4,000,000	3,870,416

INFORMATION TECHNOLOGY 0.3%
IT Services 0.3%
Unisys Corp., 6.875%, 03/15/2010	950,000	869,250

MATERIALS 4.5%
Chemicals 1.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	600,000	664,500
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	288,000	329,040
Lyondell Chemical Co.:
9.50%, 12/15/2008	395,000	415,738
10.50%, 06/01/2013	450,000	513,562
Millenium America, Inc., 9.25%, 06/15/2008	450,000	488,250
Scotts Co., 6.625%, 11/15/2013	700,000	710,500
Tronox Worldwide, LLC, 9.50%, 12/01/2012 144A	500,000	517,500

		3,639,090

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 0.7%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	$400,000	$410,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	750,000	720,000
Plastipak Holdings, Inc., 10.75%, 09/01/2011	750,000	821,250
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	506,158

		2,457,408

Metals & Mining 0.6%
Alaska Steel Corp., 7.75%, 06/15/2012	900,000	816,750
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	300,000	307,500
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	440,000
United States Steel Corp., 10.75%, 08/01/2008	424,000	470,110

		2,034,360

Paper & Forest Products 2.1%
Boise Cascade, LLC, 7.125%, 10/15/2014	730,000	660,650
Bowater, Inc., 6.50%, 06/15/2013	400,000	365,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	454,500
Georgia Pacific Corp., 8.125%, 05/15/2011	700,000	714,000
International Paper Co.:
6.875%, 04/15/2029	790,000	794,490
7.35%, 11/01/2025	2,000,000	2,131,306
Plum Creek Timber Co., Inc., 5.875%, 11/15/2015	1,500,000	1,505,533
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	616,792

		7,242,271

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 3.8%
AT&T, Inc., 5.30%, 11/15/2010	3,000,000	3,004,935
BellSouth Corp., 4.75%, 11/15/2012	2,000,000	1,943,162
Citizens Communications Co., 6.25%, 01/15/2013	950,000	919,125
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,060,495
Insight Midwest, LP, 10.50%, 11/01/2010	575,000	607,344
New York Telephone Co., 6.70%, 11/01/2023	4,000,000	4,035,804
Qwest Communications International, Inc., 7.875%, 09/01/2011	665,000	716,537
Telus Corp., 8.00%, 06/01/2011	500,000	562,278

		12,849,680

Wireless Telecommunication Services 0.3%
Cingular Wireless, 8.125%, 05/01/2012	800,000	922,139
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	200,258
Rural Cellular Corp., 8.25%, 03/15/2012	35,000	36,925

		1,159,322

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 3.4%
Electric Utilities 0.4%
Progress Energy, Inc., 6.85%, 04/15/2012	$ 500,000	$535,969
Reliant Energy, Inc., 6.75%, 12/15/2014	750,000	660,000

		1,195,969

Independent Power Producers & Energy Traders 0.7%
Black Hills Corp., 6.50%, 05/15/2013	500,000	512,278
NRG Energy, Inc., 8.00%, 12/15/2013	113,000	124,582
Tenaska, Inc., 7.00%, 06/30/2021 144A	772,398	784,688
Texas Genco, Inc., 6.875%, 12/15/2014 144A	750,000	806,250

		2,227,798

Multi-Utilities 2.3%
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	537,614
Dominion Resources Capital Trust III, 8.40%, 01/15/2031	3,000,000	3,595,758
MidAmerican Energy Holdings Co., 8.48%, 09/15/2028	3,000,000	3,752,055

		7,885,427

Total Corporate Bonds (cost $237,961,417)		238,204,388

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
European Investment Bank, 8.00%, 10/21/2013 ZAR (cost $2,080,000)	13,000,000	2,059,271

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 1.5%
Mexico, 8.00%, 12/28/2006 MXN (cost $4,967,549)	53,591,500	5,066,436

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,377)	$500,000	530,280

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Notes:
4.50%, 11/15/2010	1,000,000	1,003,555
4.50%, 11/15/2015	3,000,000	3,001,407

Total U.S. Treasury Obligations (cost $4,020,351)		4,004,962

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%,
07/25/2027 (cost $654,655)	637,279	636,006

YANKEE OBLIGATIONS - CORPORATE 10.5%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	635,000	642,143

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
CONSUMER DISCRETIONARY continued
Media 0.2%
Rogers Cable, Inc., 5.50%, 03/15/2014	$750,000	$698,438

CONSUMER STAPLES 1.3%
Beverages 1.3%
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	3,500,000	4,357,500

FINANCIALS 5.1%
Commercial Banks 4.5%
Banco Bradesco SA, 8.75%, 10/24/2013	750,000	830,625
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,623,868
Royal Bank of Scotland Group plc, 9.12%, 03/31/2049	5,000,000	5,742,100
Standard Chartered plc, FRN, 4.50%, 07/29/2049	5,000,000	4,006,250

		15,202,843

Diversified Financial Services 0.6%
Preferred Term Securities, Ltd., FRN, 5.46%, 06/24/2034 144A	2,000,000	2,044,160

INDUSTRIALS 0.3%
Industrial Conglomerates 0.3%
Tyco International Group SA:
6.375%, 10/15/2011	500,000	518,997
7.00%, 06/15/2028	500,000	540,224

		1,059,221

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	710,000	715,325

MATERIALS 0.6%
Chemicals 0.2%
Nova Chemicals Corp., 6.50%, 01/15/2012	650,000	638,625

Containers & Packaging 0.2%
Norampac, Inc., 6.75%, 06/01/2013	650,000	630,500

Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	865,000	813,100

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.3%
British Telecommunications plc, 8.875%, 12/15/2030	750,000	993,130
France Telecom SA, 8.50%, 03/01/2031	1,000,000	1,323,279
Telecom Italia Capital Corp.:
Ser. B, 5.25%, 11/15/2013	500,000	490,670
Ser. C, 6.375%, 11/15/2033	2,100,000	2,102,077
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	2,941,203

		7,850,359

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc., 6.375%, 03/01/2014	$ 175,000	$174,781
Vodafone Group plc, 7.75%, 02/15/2010	700,000	768,597

		943,378

Total Yankee Obligations-Corporate (cost $35,864,208)		35,595,592

	Shares	Value

PREFERRED STOCKS 4.0%
FINANCIALS 2.3%
Capital Markets 1.4%
Lehman Brothers, Inc.	200,000	4,912,500

Thrifts & Mortgage Finance 0.9%
Fannie Mae	55,000	3,050,784

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Centaur Funding Corp. 144A	2,880	3,681,000

UTILITIES 0.6%
Electric Utilities 0.6%
Southern California Edison	20,000	2,035,000

Total Preferred Stocks (cost $13,848,911)		13,679,284

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.3%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 4.13%, 05/11/2006 + ƒ	$ 500,000	490,765

	Shares	Value

MUTUAL FUND SHARES 0.2%
Evergreen Institutional Money Market Fund ø	673,940	673,940

Total Short-Term Investments (cost $1,164,705)		1,164,705

Total Investments (cost $335,148,770) 98.4%		334,464,213
Other Assets and Liabilities 1.6%		6,081,498

Net Assets 100.0%		$340,545,711

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005

(h) Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+ Rate shown represents the yield to maturity at date of purchase.

ƒ All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MXN	Mexican Peso
RB	Revenue Bond
REIT	Real Estate Investment Trust
ZAR	South African Rand

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2005 (unaudited):

AAA	11.1%
AA	2.2%
A	30.1%
BBB	34.4%
BB	9.1%
B	10.0%
NR	3.1%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of November 30, 2005 (unaudited):

Less than 1 year	2.1%
1 to 3 year(s)	3.8%
3 to 5 years	14.6%
5 to 10 years	44.5%
10 to 20 years	11.5%
20 to 30 years	23.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005

Assets
Investments in securities, at value (cost $334,474,830)	$333,790,273
Investments in affiliated money market fund, at value (cost $673,940)	673,940

Total investments	334,464,213
Receivable for securities sold	4,227,422
Principal paydown receivable	1,208
Receivable for Fund shares sold	31,537
Interest receivable	5,917,754
Receivable for daily variation margin on open futures contracts	22,656
Prepaid expenses and other assets	241,687

Total assets	344,906,477

Liabilities
Dividends payable	616,445
Payable for securities purchased	3,096,440
Payable for Fund shares redeemed	561,041
Advisory fee payable	1,503
Distribution Plan expenses payable	1,317
Due to other related parties	1,277
Accrued expenses and other liabilities	82,743

Total liabilities	4,360,766

Net assets	$340,545,711

Net assets represented by
Paid-in capital	$397,572,979
Overdistributed net investment income	(189,584)
Accumulated net realized losses on investments	(56,628,029)
Net unrealized losses on investments	(209,655)

Total net assets	$340,545,711

Net assets consists of
Class A	$226,450,022
Class B	20,438,768
Class C	27,764,129
Class I	65,892,792

Total net assets	$340,545,711

Shares outstanding (unlimited number of shares authorized)
Class A	15,588,577
Class B	1,406,997
Class C	1,911,260
Class I	4,535,955

Net asset value per share
Class A	$14.53
Class A — Offering price (based on sales charge of 4.75%)	$15.25
Class B	$14.53
Class C	$14.53
Class I	$14.53

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended November 30, 2005

Investment income
Interest (net of foreign withholding taxes of $158)	$14,260,579
Dividends	496,164
Income from affiliate	32,425

Total investment income	14,789,168

Expenses
Advisory fee	1,150,818
Distribution Plan expenses
Class A	374,446
Class B	111,522
Class C	155,543
Administrative services fee	188,736
Transfer agent fees	401,837
Trustees’ fees and expenses	38,735
Printing and postage expenses	95,869
Custodian and accounting fees	74,278
Registration and filing fees	17,382
Professional fees	42,581
Interest expense	38
Other	15,262

Total expenses	2,667,047
Less: Expense reductions	(4,253)
Fee waivers and expense reimbursements	(345,862)

Net expenses	2,316,932

Net investment income	12,472,236

Net realized and unrealized gains or losses on investments
Net realized gains and losses on:
Securities	198,569
Foreign currency related transactions	(2,163)
Futures contracts	(38,354)

Net realized gains on investments	158,052
Net change in unrealized gains or losses on investments	(7,406,911)

Net realized and unrealized gains or losses on investments	(7,248,859)

Net increase in net assets resulting from operations	$5,223,377

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2005 (a) (b)		2004 (b)

Operations
Net investment income		$12,472,236		$5,927,000
Net realized gains on investments		158,052		650,032
Net change in unrealized gains or losses
on investments		(7,406,911)		(519,723)

Net increase in net assets resulting from
operations		5,223,377		6,057,309

Distributions to shareholders from
Net investment income
Class A		(6,953,533)		0
Class B		(543,738)		0
Class C		(757,969)		0
Class I		(5,026,549)		(6,100,208)
Tax basis return of capital
Class I		(881,232)		0

Total distributions to shareholders		(14,163,021)		(6,100,208)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	113,587	1,676,634	0	0
Class B	115,193	1,706,735	0	0
Class C	55,353	827,909	0	0
Class I	27,527	416,249	0	0

		4,627,527		0

Net asset value of shares issued in
reinvestment of distributions
Class A	339,379	5,028,431	0	0
Class B	24,321	360,292	0	0
Class C	37,763	559,591	0	0
Class I	72,438	1,072,180	0	0

		7,020,494		0

Automatic conversion of Class B shares to
Class A shares
Class A	49,845	737,264	0	0
Class B	(49,845)	(737,264)	0	0

		0		0

Payment for shares redeemed
Class A	(1,351,925)	(20,009,362)	0	0
Class B	(123,613)	(1,824,435)	0	0
Class C	(267,045)	(3,957,574)	0	0
Class I	(2,177,521)	(32,439,871)	0	0

		(58,231,242)		0

Net asset value of shares issued in
acquisition
Class A	16,437,691	243,734,394	0	0
Class B	1,440,941	21,365,593	0	0
Class C	2,085,189	30,912,915	0	0
Class I	190,270	2,821,118	0	0

		298,834,020		0

(a) For Class A, B and C shares, for the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

(b) Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund. The capital share activity for Class I has been restated to give effect to this transaction.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended November 30,

	2005 (a) (b)	2004 (b)

Capital share transactions
(continued)
Net increase in net assets resulting from
capital share transactions	$252,250,799	$0

Total increase (decrease) in net assets	243,311,155	(42,899)
Net assets
Beginning of period	97,234,556	97,277,455

End of period	$340,545,711	$97,234,556

Overdistributed net investment income	$(189,584)	$0

(a) For Class A, B and C shares, for the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

(b) Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund. The capital share activity for Class I has been restated to give effect to this transaction.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Diversified Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund, a diversified closed-end management investment company, in a tax-free exchange for Class I shares of the Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. As a result, the accounting and performance history of Vestaur Securities Fund has been carried forward in the financial statements herein. In addition, since Class A, Class B and Class C shares of Vestaur Securities Fund did not exist prior to the reorganization, the accounting and performance information of these respective classes of shares of the Fund reflects the commencement of operations on May 20, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, certain capital loss carryovers assumed as a result of acquisitions, mortgage paydown gains and losses, consent fees on tendered bonds and premium amortization. During the year ended November 30, 2005, the following amounts were reclassified:

Paid-in capital	$ 46,129,668
Overdistributed net investment income	2,370,763
Accumulated net realized losses on investments	(48,500,431)

NOTES TO FINANCIAL STATEMENTS continued

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. Prior to May 23, 2005, Vestaur Securities Fund, the accounting and performance survivor, paid EIMC an annual fee of 0.50% of its average monthly net assets plus 2.50% of its investment income.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended November 30, 2005, EIMC waived its advisory fee in the amount of $343,119 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $2,743.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended November 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended November 30, 2005, EIS received $3,178 from the sale of Class A shares and $28,009 and $236 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITION

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund in a tax-free exchange for Class I shares of the Fund at an exchange ratio of 0.93. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $49,458. The aggregate net assets of the Fund and Vestaur Securities Fund immediately prior to the acquisition were $298,834,020 and $95,236,951, respectively. The aggregate net assets of the Fund immediately after the acquisition were $394,070,971. Vestaur Securities Fund was the accounting and performance survivor in this transaction.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended November 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$13,673,138	$115,351,644	$8,925,223	$150,046,922

At November 30, 2005, the Fund had open short futures contracts outstanding as follows:

		Initial	Value at
		Contract	November 30,	Unrealized
Expiration	Contracts	Amount	2005	Gain

December	100 U.S. Treasury
2005	Notes Futures	$11,125,281	$10,873,437	$ 251,844

December	45 U.S. Treasury
2005	Bonds Futures	5,272,509	5,052,656	219,853

On November 30, 2005, the estimated aggregate cost of securities for federal income tax purposes was $336,883,073. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,550,633 and $7,969,493, respectively, with a net unrealized depreciation of $2,418,860.

As of April 30, 2005, the Fund had $46,930,085 in capital loss carryovers for federal income tax purposes expiring on April 30 of the following years:

Expiration

2007	2008	2009	2010	2013

$7,055,922	$19,652,642	$11,338,929	$4,586,980	$4,295,612

In addition, on May 20, 2005, the Fund acquired $8,190,723 of capital loss carryovers from its merger with Vestaur Securities Fund, expiring on April 30 of the following years:

Expiration

2007	2008	2009	2010

$258,682	$1,451,536	$3,049,670	$3,430,835

NOTES TO FINANCIAL STATEMENTS continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended November 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Depreciation	Carryovers

$189,584	$1,716,876	$55,120,808

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and marked-to-market income on futures contracts.

The tax character of distributions paid were $14,163,021 and $6,100,208 of ordinary income for the years ended November 30, 2005 and November 30, 2004, respectively.

The components of distributable earnings and the tax character of distributions paid are estimated at November 30, 2005. The actual amounts to be distributed will not be determined until April 30, 2006 when the Fund completes its tax year end.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

NOTES TO FINANCIAL STATEMENTS continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended November 30, 2005, the Fund had average borrowings outstanding of $1,002 at a rate of 3.80% and paid interest of $38.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Diversified Bond Fund, a series of Evergreen Fixed Income Trust, as of November 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Diversified Bond Fund, as of November 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 27, 2006

ADDITIONAL INFORMATION (unaudited)

On May 20, 2005, Vestaur Securities Fund merged with the Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Prior to the merger, Vestaur Securities Fund paid a distribution of $0.21 per share to its shareholders of record on March 31, 2005, of which $0.188 was from net income and $0.022 was from paid-in capital. In addition, Vestaur Securities Fund paid a distribution of $0.11 per share to its shareholders of record on May 6, 2005, all of which was from paid-in capital. If you were a shareholder of Vestaur Securities Fund at the time of either of these distributions, you will receive in early 2006 a Form 1099-DIV from Vestaur Securities Fund that will inform you of the tax character of these distributions.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the second quintile over recently completed one-, three-, and five-year periods and at the bottom of the third quintile for the most recently completed ten-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was lower than that paid by most comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566659 rv2   1/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant's annual financial statements for the fiscal years ended November 30, 2005 and November 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$16,615	$22,500
Audit-related fees	0	0

Audit and audit-related fees	16,615	22,500
Tax fees	0	0
All other fees	0	0

Total fees	$16,615	$22,500

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 1, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: February 1, 2006